Convertible Preferred Stock	6 Months Ended
Jun. 30, 2021
Xos, Inc. [Member]
Convertible Preferred Stock [Line Items]
Convertible Preferred Stock

Note 4. Convertible Preferred Stock

During the fourth quarter of 2020, the Company executed a financing round and issued Series A preferred shares (the “2020 Series A Financing’’). The 2020 Series A Financing included the authorization of 25,794,475 shares of preferred stock in classes A through A-10. Class A was allocated to investors who contributed new money to the Company, while Class A-1 through A-10 were issued in exchange to convertible note holders. As part of this raise, 1,411,764 of preferred Class A shares and one warrant exercisable for 319,411 of preferred Class A shares were issued for aggregate cash proceeds of $9.6 million and a subscription receivable for $2.4 million. During the 1st half of 2021, the Company issued an additional 3,739,846 Class A shares raising $31.8 million in incremental cash proceeds, and the conversion of the $30,000 SAFE Note.

As part of this transaction, the Company converted $21.5 million of convertible notes in principal and $2.5 million in accrued interest into 21,570,308 Preferred shares of Class A-1 through A-10 Company stock. These exchanges from convertible notes into convertible preferred shares included transactions with both related and third parties. The differences between the total carrying value of the converted notes held by third parties and the fair value of the issued preferred shares was recorded as realized loss on debt extinguishment in the condensed consolidated statement of operations.

We have determined the fair value of the issued preferred shares in connection with the note conversion using market rates experienced in other non-related party transactions, through the issuance of Series A shares. As some of the converted third party notes have voting rights and others do not, the fair value of non-voting shares were reduced by 3%.

The rights, preferences and privileges of the convertible preferred stock as of June 30, 2021 were as follows:

•        Conversion — each share of Company Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing (i) the original issue price for the applicable share series by (ii) the conversion price applicable to such series of Preferred Stock, as may be adjusted as set forth in the Company’s Restated Certificate of Incorporation. Each share of Preferred Stock is automatically converted into shares of Common Stock at the conversion rate in effect for such series immediately upon the earlier of (i) a qualified public offering, (ii) a special-purpose acquisition vehicle (SPAC) transaction or (iii) the date or occurrence of an event specified by vote, written consent, or agreement of the majority of holders of then-outstanding shares of preferred stock (voting together as a single class on an as-converted basis). Each share of Company Preferred Stock is convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing (i) the original issue price for the applicable share series by (ii) the conversion price applicable to such series of Preferred Stock, as may be adjusted as set forth in the Company’s Restated Certificate of Incorporation. Each share of Preferred Stock is automatically converted into shares of Common Stock at the conversion rate in effect for such series immediately upon the earlier of (i) a qualified public offering, (ii) a special-purpose acquisition vehicle (SPAC) transaction or (iii) the date or occurrence of an event specified by vote, written consent, or agreement of the majority of holders of then-outstanding shares of preferred stock (voting together as a single class on an as-converted basis).

•        Dividends and voting rights — all preferred classes include an 8% non-cumulative dividend rate and include preferential treatment to common shares upon liquidation. Only Class A, A-2, and A-10 contain voting rights. No dividends have been declared or accrued to date.

The total liquidation preference of the issued preferred shares as of June 30, 2021 was $68.1 million.

Since the preferred shares may be redeemed concurrent with deemed liquidation events, but are not mandatorily redeemable, the redeemable preferred shares have been classified as mezzanine equity. The preferred shares have a liquidation preference and ranks senior to the Company’s Common Stock, with respect to any distribution of assets upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary. The holders of the preferred shares issued (A, A-2, and A-10) have voting rights.

None of the preferred shares issued are registered under the Securities Act. Each of the Stockholders who received shares of Series A Preferred Shares are an accredited investor. The issuance of the shares to Stockholders is exempt from the registration requirements of the Act in reliance on an exemption from registration provided by Section 4(2) of the Act.

Based on the terms of the Series A preferred shares, if certain fundamental transactions were to occur, the Series A Preferred Shares would require redemption, which precludes permanent equity classification on the accompanying consolidated balance sheet.